Cover	Jun. 09, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K/A (this “Amendment No. 1”) amends the Original Form 8-K to provide the historical financial statements of Acacia Pharma as required under Item 9.01(a) and the pro forma financial information required under Item 9.01(b) not later than 71 calendar days after the date that the Original Form 8-K was required to be filed with the SEC. The pro forma financial information included in this Amendment No. 1 gives effect to certain pro forma events related to the Acquisition and has been presented for informational purposes only. It does not purport to represent the actual results of operations the Company and Acacia Pharma would have achieved had the Company held the assets of Acacia Pharma during the periods presented in the pro forma financial information. Moreover, it does not represent or purport to represent the future financial position or operating results of the Company following the Acquisition. Except as provided herein, the disclosures contained in this Amendment No. 1 have not been updated to reflect events, results or developments that have occurred since the filing of the Original 8-K. This Amendment should be read in conjunction with the Original 8-K.
Document Period End Date	Jun. 09, 2022
Entity File Number	001-36306
Entity Registrant Name	Eagle Pharmaceuticals, Inc.
Entity Central Index Key	0000827871
Entity Tax Identification Number	20-8179278
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	50 Tice Boulevard
Entity Address, Address Line Two	Suite 315
Entity Address, City or Town	Woodcliff Lake
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07677
City Area Code	201
Local Phone Number	326-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock (par value $0.001 per share)
Trading Symbol	EGRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false